OTHER ASSETS	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS	OTHER ASSETS
The following is a detail of items that comprised Other assets at the periods indicated:

(in thousands)	December 31, 2025	December 31, 2024
Operating lease ROU assets	$415,282	$493,217
Deferred tax assets	379,759	364,309
Accrued interest receivable	823,572	847,830
Derivative assets at fair value	671,573	1,121,980
Other real estate owned and other repossessed assets	293,188	328,512
Equity method investments	437,212	262,377
MSRs	79,526	90,958
Income tax receivables	395,201	466,422
Prepaid expense	126,415	152,358
Capital markets receivables	275,744	282,926
Miscellaneous assets and receivables	814,990	449,627
Total Other assets	$4,712,462	$4,860,516

Operating lease ROU assets

We have operating leases for real estate and non-real estate assets. Real estate leases relate to office space and bank/lending retail branches. Non-real estate leases include disaster recovery centers, data centers, ATMs, vehicles and certain equipment leases. Real estate leases may include one or more options to renew, with renewal terms that can extend the lease term generally from one to five years. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease.

For the years ended December 31, 2025, 2024, and 2023, operating lease expenses were $116.8 million, $131.7 million, and $154.5 million, respectively. Sublease income was $2.1 million, $3.4 million, and $4.0 million, for the years ended December 31, 2025, 2024, and 2023, respectively. These are reported within Occupancy and equipment expenses in the Company’s Consolidated Statements of Operations.

Supplemental balance sheet information related to leases was as follows:

Maturity of Lease Liabilities at December 31, 2025	Total Operating leases
(in thousands)
2026	$116,795
2027	110,207
2028	84,751
2029	67,312
2030	58,873
Thereafter	115,395
Total lease liabilities	$553,333
Less: Interest	(55,772)
Present value of lease liabilities	$497,561
NOTE 7. OTHER ASSETS (continued)

Supplemental Balance Sheet Information	December 31, 2025	December 31, 2024
Operating lease ROU assets	$415,282	$493,217
Other liabilities	$497,561	$557,419
Weighted-average remaining lease term (years)	5.8	6.6
Weighted-average discount rate	3.5%	3.4%

	Year ended December 31,
Other Information	2025	2024
	(in thousands)
Operating cash flows from operating leases (1)	$(117,179)	$(135,471)
Leased assets obtained in exchange for new operating lease liabilities	$45,800	$186,132
(1) Activity is included within the net change in other liabilities on the SCF.

The remainder of Other assets is comprised of:

•Deferred tax asset - Refer to Note 17 of these Consolidated Financial Statements for more information on tax-related activities.
•Accrued interest receivable - Includes accrued interest receivable on the Company's investments, loans, and other interest-earning portfolios.
•Derivative assets at fair value - Refer to the "Offsetting of Financial Assets" table in Note 14 to these Consolidated Financial Statements for the detail of these amounts.
•OREO and other repossessed assets includes property and vehicles recovered through foreclosure and repossession.
•Equity method investments - The Company makes certain equity investments in various limited partnerships, some of which are considered VIEs, that invest in and lend to renewable energy projects and qualified community development entities, such as CRA programs. The Company acts only in a limited partner capacity in connection with these partnerships, so the Company has determined that it is not the primary beneficiary of the partnerships because it does not have the power to direct the activities of the partnerships that most significantly impact the partnerships' economic performance.
•MSRs - See further discussion on the valuation of the MSRs in Note 15.
•Income tax receivables - Refer to Note 17 of these Consolidated Financial Statements for more information on tax-related activities.
•Prepaid expenses includes advanced payments for cloud-based hosting, prepaid taxes, and outside services.
•Capital markets receivables includes receivables from broker dealers, financial institutions, clearing organizations, customers and other receivables associated with capital markets activities.
•Miscellaneous assets and receivables includes investment receivables, Subvention receivables, derivatives trading receivables, and unapplied payments.